Commitment and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2026 (remaining nine months)	$ 5,530
2027	3,113	$ 3,933
2028	349	3,033
2029	130	269
Total	$ 9,122	$ 7,365